Note 14 - Retirement and Pension Plans - Percentage of Major Category of Plan Assets (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash [Member]
Cash	18.00%	17.00%
Debt Securities [Member]
Cash	30.00%	30.00%
Equity Securities [Member]
Cash	45.00%	50.00%